Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based Payment Arrangements
27.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company and its subsidiaries

In order to attract, retain and reward employees, ASE Inc. has five employee share option plans for full-time employees of the Group. Each share option represents the right to purchase one ordinary share of ASE Inc. when exercised. Under the terms of the plans, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TSE at the grant date. The option rights of these plans are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure, the exercise price is accordingly adjusted.

ASE Inc. Option Plans

Information about share options was as follows:

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	209,745	$20.7	252,607	$26.6	210,795	$27.3
Options granted	94,270	36.5	-	-	-	-
Options forfeited	(1,975)	30.3	(6,056)	34.6	(5,407)	36.3
Options expired	(730)	11.1	-	-	(1,790)	21.1
Options exercised	(48,703)	20.6	(35,756)	20.9	(67,637)	21.0

Balance at December 31	252,607	26.6	210,795	27.3	135,961	30.2

Options exercisable, end of year	158,103	20.8	123,007	20.8	85,642	26.5

Weighted-average fair value of options granted (NT$)	$ 7.18~7.39		$-		$-

The weighted average share price at exercise dates of share options for the years ended December 31, 2015, 2016 and 2017 was NT$38.8, NT$36.2 and NT$37.6 (US$1.27), respectively. The option rights of the plan which was granted in 2007, was expired in December 2017, of which shares had not been exercised and, therefore, NT$47,087 thousand (US$1,589 thousand) was reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options.

Information about the Company’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2016
4th share options	$20.4-22.6	2.5
5th share options	36.5	8.7

December 31, 2017

4th share options	20.4-22.6	2.5
5th share options	36.5	7.7

ASE Mauritius Inc. Option Plan

ASE Mauritius Inc. has an employee share option plan for full-time employees of the Group which granted 30,000 thousand units in December 2007. Under the terms of the plan, each unit represents the right to purchase one ordinary share of ASE Mauritius Inc. when exercised. The option rights of the plan are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. The option rights of the plan was expired in December 2017 , of which shares had not been exercised and, therefore, NT$159,200 thousand (US$5,371 thousand) was reclassified from non-controlling interest to capital surplus arising from expired employee share options.

Information about share options was as follows:

	For the Year Ended December 31
	2015		2016		2017
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	28,545	$1.7	28,470	$1.7	28,470	$1.7
Options forfeited	(75)	1.7	-	-	(250)	1.7
Options expired	-	-	-	-	(28,220)	1.7

Balance at December 31	28,470	1.7	28,470	1.7	-	-

Options exercisable, end of year	28,470	1.7	28,470	1.7	-	-

USIE Option Plans

The terms of the plans issued by USIE were the same with those of the Company’s option plans.

Information about share options was as follows:

For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	34,159	$2.1	29,695	$2.1	25,933	$2.2

(continued)

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)
Options forfeited	(84)	$2.8	-	$-	-	$-
Options exercised	(4,380)	1.9	(3,762)	2.0	(377)	1.9

Balance at December 31	29,695	2.1	25,933	2.2	25,556	2.2

Options exercisable, end of year	28,106	2.1	25,933	2.2	25,556	2.2

(concluded)

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2016
1st share options	$1.5	4.0
2nd and 3rd share options	2.4-2.9	3.9

December 31, 2017
1st share options	$1.5	3.0
2nd and 3rd share options	2.4-2.9	2.9

In 2016 and 2017, the Group’s shareholdings of USIE decreased due to USIE’s share options had been exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus was decreased by NT$444,320 thousand and NT$52,388 thousand (US$1,767 thousand) in 2016 and 2017, respectively.

USISH Option Plans

In November 2015, the shareholders of USISH approved a share option plan for the employees of USISH. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.

Information about share options was as follows:

For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at December 31	-	$-	26,627	$15.5	24,997	$15.5

(continued)

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Options granted	26,640	$15.5	-	$-	-	$-
Options forfeited	(13)	15.5	(1,630)	15.5	(2,656)	15.5

Balance at December 31	26,627	15.5	24,997	15.5	22,341	15.5

Options exercisable, end of year	-	-	-	-	8,896	15.5

(concluded)

As of December 31, 2016 and 2017, the remaining contractual life of the share options was 8.9 years and 7.9 years, respectively.

b.	Fair value of share options

Share options granted by the Company and USISH in 2015 were measured using the Hull & White Model (2004) incorporated with Ritchken’s Trinomial Tree Model (1995) and the Black-Scholes Option Pricing Model, respectively, and the inputs to the models were as follows:

	ASE Inc.	USISH

Share price at the grant date	NT$36.5	CNY15.2
Exercise prices	NT$36.5	CNY15.5
Expected volatility	27.02%	40.33%-45.00%
Expected lives	10 years	10 years
Expected dividend yield	4.00%	0.87%
Risk free interest rates	1.34%	3.06%-3.13%

Expected volatility was based on the historical share price volatility over the past 10 years of ASE Inc. and the comparable companies of USISH, respectively. Under the Hull & White Model (2004) incorporated with Ritchken’s Trinomial Tree Model (1995), the Company assumed that employees would exercise the options after vesting date when the share price was 1.88 times the exercise price to allow for the effects of early exercise.

In December 2015, USIE had modified the terms of its option plan granted in 2007 to extend the valid period from 12 years to 13 years, respectively. The incremental fair value of NT$13,721 thousand were all recognized as employee benefits expense in 2015, since the options were all vested.

Employee benefits expense recognized on employee share options was NT$133,496 thousand, NT$470,788 thousand and NT$354,765 thousand (US$11,969 thousand) for the years ended December 31, 2015, 2016 and 2017, respectively.

c.	New shares reserved for subscription by employees under cash capital increase

In December 2016, the board of directors approved the cash capital increase and, as required under the Company Act of the ROC, simultaneously granted options to employees to purchase 10% of such newly issued shares. The grant of the options was accounted for as employee options, accordingly a share-based compensation, and was measured at fair value in accordance with IFRS 2. The Group recognized employee benefits expense and capital surplus arising from exercised employee share options of NT$84,000 thousand (US$2,834 thousand) in full at the grant date (also the vested date), of which 4,836 thousand shares has not been exercised and, therefore, NT$13,541 thousand (US$457 thousand) was reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options.

Information about the Company’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended December 31, 2017	30,000
Options exercised for the year ended December 31, 2017	25,164
Weighted-average fair value of options granted (NT$ per share)	$2.80

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility	27.15%
Expected lives	47 days
Expected dividend yield	-
Risk free interest rate	0.37%

Expected volatility was based on the Company’s historical share prices volatility